CONDENSED BALANCE SHEETS - Parenthetical - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Outstanding	2,086,000	2,086,000
Preferred Stock, Liquidation Preference, Value	$ 2,519,080	$ 2,519,080
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	39,052,472	39,052,472
Common Stock, Shares, Outstanding	36,297,576	36,297,576
Treasury Stock, Shares	607,161	527,616
Corporate Debt Securities
Unamortized discount	$ 2,153	$ 3,178
Convertible Debt Securities
Unamortized discount	$ 71,394	$ 104,004